Debt (Details 2) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended		0 Months Ended		4 Months Ended
	Dec. 29, 2013	Jun. 16, 2013	Oct. 05, 2014	Dec. 28, 2014	Dec. 29, 2013	Sep. 29, 2014	Nov. 15, 2012	Oct. 06, 2013
Debt
Principal amount of long-term debt outstanding				$ 594,907,000
Loss on early extinguishment of debt	17,348,000	7,139,000	2,224,000	2,224,000	24,487,000
Term Loan Facility
Debt
Term of debt							7 years
Maximum borrowing capacity							525,000,000
Gross proceeds							525,000,000
Percentage of quarterly amortization of the principal amount				0.25%
Prepayment premium through the first anniversary of the facility (as a percent)							1.00%
Increase in borrowing capacity through an incremental facility	140,000,000	55,000,000
Reduction to outstanding balance						115,500,000
Principal amount of long-term debt outstanding	715,788,000			594,907,000	715,788,000
Incremental borrowing facilities that can be incurred without regard to leverage-based limitations	75,000,000							125,000,000
Prepayment premium if prepayment occurs as a result of a repricing transaction (as a percent)	1.00%
Period for potential prepayment premium	6 months
Loss on early extinguishment of debt				2,200,000
Fees incurred	4,800,000	7,500,000
Fees recorded as debt discount	1,100,000	4,900,000
Fees recorded as deferred financing costs	700,000
Quarterly amortization of principal amount	1,800,000	1,500,000
Principal amortization payments				5,400,000	4,200,000
Term Loan Facility | ABR Borrowings
Debt
Applicable margin (as a percent)	2.75%	2.50%					3.50%
Term Loan Facility | ABR Borrowings | Federal funds rate
Debt
Margin added to rate basis (as a percent)							0.50%
Term Loan Facility | ABR Borrowings | LIBOR
Debt
Margin added to rate basis (as a percent)							1.00%
Term Loan Facility | Eurocurrency Borrowings
Debt
Applicable margin (as a percent)	3.75%	3.50%					4.50%
Term Loan Facility | Eurocurrency Borrowings | Adjusted LIBOR
Debt
Floor rate (as a percent)		1.00%					1.25%
Second Lien Term Loan Facility
Debt
Term of debt							8 years
Maximum borrowing capacity							195,000,000
Gross proceeds							195,000,000
Applicable margin (as a percent)							8.25%
Prepayment premium through the first anniversary of the facility (as a percent)							2.00%
Prepayment premium from the first anniversary through the second anniversary of the facility (as a percent)							1.00%
Reduction to outstanding balance		55,000,000
Principal amount of long-term debt outstanding		140,000,000
Loss on early extinguishment of debt	17,300,000	7,100,000
Second Lien Term Loan Facility | Federal funds rate
Debt
Margin added to rate basis (as a percent)							0.50%
Second Lien Term Loan Facility | LIBOR
Debt
Margin added to rate basis (as a percent)							1.00%
Revolving Credit Facility
Debt
Term of debt							5 years
Maximum borrowing capacity				150,000,000			150,000,000
Gross proceeds							10,000,000
Calculated borrowing base	147,800,000			156,300,000	147,800,000
Amounts outstanding under the facility	0			0	0
Amount available for borrowing under the facility	121,200,000			123,400,000	121,200,000
Number of trigger event that had occurred	0			0	0
Revolving Credit Facility | Alternate base rate loans
Debt
Applicable margin (as a percent)				0.25%	0.25%
Effective base rate (as a percent)	3.25%			3.25%	3.25%
Variable interest rate (as a percent)	3.50%			3.50%	3.50%
Revolving Credit Facility | Alternate base rate loans | Federal funds rate
Debt
Margin added to rate basis (as a percent)				0.50%
Revolving Credit Facility | Alternate base rate loans | Adjusted LIBOR
Debt
Margin added to rate basis (as a percent)				1.00%
Interest period of base rate				1 month
Revolving Credit Facility | Letters of credit
Debt
Maximum borrowing capacity				50,000,000
Letters of credit outstanding	$ 26,600,000			$ 26,600,000	$ 26,600,000